Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Penalty payable	[1]	¥ 117,590	¥ 48,021
Refundable deposits from members, current		62,947	54,999
Payable for investments and acquisitions		10,556	32,688
Payable to former shareholders of acquirees		9,958	13,782
Accrued payroll		17,397	19,062
VAT payable		5,271	15,142
Other taxes payable		5,225	3,419
Interests payable		308	118
Others		18,937	21,735
Third-party loans	[2]	43,407	53,192
Amounts reimbursable to employees		2,786	1,839
Total		¥ 294,382	¥ 263,997

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.